Related Party Transactions (Details) - Schedule of nature of relationships with related parties	12 Months Ended
Sep. 30, 2021
Mr. Gang Lai [Member]
Related Party Transaction [Line Items]
Relationship with the group	Chief Executive Officer (“CEO”), chairman of the Board of Directors
Mrs. Lin Yang [Member]
Related Party Transaction [Line Items]
Relationship with the group	Chief Financial Officer and Director
Greatest Group [Member]
Related Party Transaction [Line Items]
Relationship with the group	One of the Company’s minority shareholders owns 8.7% of the ownership interest in this entity
Foshan Shangyu [Member]
Related Party Transaction [Line Items]
Relationship with the group	An affiliated entity of the Company, 90% owned by and controlled by the Company’s CEO.